Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 99.6%		Par	Value
Alabama - 7.7%
Black Belt Energy Gas District
3.24% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052		$34,250,000	$33,818,358
5.00%, 12/01/2055 (a)		5,000,000	5,480,213
Energy Southeast A Cooperative District, 5.25%, 07/01/2054 (a)		5,500,000	6,029,523
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034 (a)		2,500,000	2,506,736
Madison Alabama, 3.00%, 02/01/2036		2,730,000	2,555,901
Southeast Energy Authority A Cooperative District
5.00%, 09/01/2035		3,000,000	3,304,227
5.25%, 03/01/2055 (a)		4,100,000	4,385,415
5.25%, 11/01/2055 (a)		12,000,000	13,336,024
5.00%, 01/01/2056 (a)		10,000,000	10,565,455
			81,981,852

Arizona - 3.2%
Chandler Industrial Development Authority, 4.00%, 06/01/2049 (a)		7,000,000	7,148,653
Maricopa County Pollution Control Corp.
2.40%, 06/01/2035		6,500,000	5,445,247
2.40%, 06/01/2035		12,555,000	10,517,704
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031		10,500,000	10,379,466
			33,491,070

Arkansas - 0.5%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041		2,680,000	1,872,752
2.13%, 06/01/2042		2,750,000	1,857,361
2.13%, 06/01/2043		2,825,000	1,854,621
			5,584,734

California - 4.2%
California Community Choice Financing Authority
5.00%, 03/01/2029		4,280,000	4,541,983
3.34% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052		10,000,000	9,420,714
California Earthquake Authority, 5.60%, 07/01/2027		10,330,000	10,466,854
California Pollution Control Financing Authority, 3.80%, 07/01/2043 (a)(b)		5,000,000	4,996,556
Los Angeles California Department of Airports
4.00%, 05/15/2041		4,160,000	3,972,508
4.00%, 05/15/2042		7,950,000	7,481,035
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032		1,825,000	1,842,869
Temecula Valley California Unified School District, 3.00%, 08/01/2047		2,000,000	1,535,803
			44,258,322

Colorado - 0.4%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036		3,255,000	3,286,902
Park Creek Metropolitan District, 5.00%, 12/01/2034		1,000,000	1,001,753
			4,288,655

District of Columbia - 0.8%
District of Columbia, 5.00%, 07/15/2028		1,500,000	1,509,284
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032		2,660,000	2,701,897
Washington Convention & Sports Authority, 5.00%, 10/01/2029		3,565,000	3,732,659
			7,943,840

Florida - 7.7%
Florida Development Finance Corp., 5.25%, 07/01/2047		17,500,000	17,234,975
Miami-Dade County Florida Aviation Revenue
5.00%, 10/01/2031		3,500,000	3,867,380
5.00%, 10/01/2034		5,735,000	6,425,676
5.00%, 10/01/2038		10,000,000	10,012,044
Miami-Dade County Florida Expressway Authority
5.30% (1 mo. Term SOFR + 1.05%), 07/01/2026		1,050,000	1,050,987
5.30% (1 mo. Term SOFR + 1.05%), 07/01/2029		18,260,000	18,382,450
5.30% (1 mo. Term SOFR + 1.05%), 07/01/2032		9,260,000	9,338,406
5.00%, 07/01/2040		4,000,000	4,017,906
Tampa Bay Water, 3.38%, 10/01/2038		10,800,000	10,153,564
Tampa Florida
4.60%, 09/01/2039 (c)		1,100,000	586,074
4.69%, 09/01/2041 (c)		1,280,000	598,675
3.77%, 09/01/2045 (c)		1,850,000	670,119
			82,338,256

Georgia - 4.3%
Clayton County Development Authority, 5.00%, 07/01/2032		12,000,000	12,002,303
Main Street Natural Gas, Inc.
4.47% (SOFR + 1.70%), 12/01/2053		28,500,000	28,774,492
5.00%, 12/01/2054 (a)		5,000,000	5,447,284
			46,224,079

Illinois - 6.8%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036		3,200,000	3,439,690
5.25%, 04/01/2037		3,700,000	3,943,220
5.25%, 04/01/2039		2,250,000	2,362,733
5.25%, 04/01/2040		5,250,000	5,475,605
5.50%, 04/01/2042		1,000,000	1,043,011
Chicago Illinois Park District, 5.00%, 01/01/2044(e)		9,000,000	9,196,397
Du Page County Illinois, 3.00%, 05/15/2047		11,095,000	8,127,132
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040		1,600,000	1,144,054
Illinois Finance Authority
4.80%, 12/01/2043 (a)(b)		6,000,000	6,163,129
4.13%, 12/01/2050 (a)(b)		6,000,000	5,952,634
Illinois State
4.00%, 10/01/2033		1,700,000	1,731,577
6.73%, 04/01/2035		5,384,615	5,724,425
Metropolitan Pier & Exposition Authority
5.43%, 12/15/2037 (c)		20,365,000	12,176,504
4.96%, 12/15/2040 (c)		12,360,000	6,321,362
			72,801,473

Indiana - 1.3%
Indiana Finance Authority, 5.00%, 10/01/2063 (a)		12,000,000	13,376,105

Iowa - 0.6%
Des Moines Iowa
2.00%, 06/01/2039		4,635,000	3,394,422
1.88%, 06/01/2040		3,575,000	2,386,128
West Des Moines Iowa, 2.00%, 06/01/2040		1,280,000	905,645
			6,686,195

Kentucky - 3.0%
Kentucky Public Energy Authority
5.00%, 01/01/2055 (a)		10,000,000	10,840,856
5.00%, 05/01/2055 (a)		20,000,000	21,206,152
			32,047,008

Louisiana - 0.2%
Terrebonne Parish Louisiana, 3.20%, 04/01/2036 (c)		3,045,000	2,019,271

Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038		1,270,000	903,000
1.75%, 02/15/2039		1,270,000	870,905
			1,773,905

Maryland - 0.6%
Maryland Community Development Administration, 2.41%, 07/01/2043		4,992,116	3,501,184
Maryland Economic Development Corp., 4.38%, 07/01/2036		3,000,000	2,913,584
			6,414,768

Massachusetts - 1.8%
Commonwealth of Massachusetts
2.00%, 03/01/2037		2,250,000	1,839,277
4.00%, 10/01/2038		6,000,000	6,045,474
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033		2,540,000	2,540,260
Milford Massachusetts, 2.00%, 12/01/2037		3,000,000	2,395,087
Waltham Massachusetts
2.13%, 10/15/2038		3,455,000	2,783,177
2.13%, 10/15/2039		4,455,000	3,500,826
			19,104,101

Michigan - 0.2%
Oakland-Macomb Interceptor Drain Drainage District, 2.00%, 07/01/2038		2,500,000	1,865,513

Missouri - 1.3%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039		3,375,000	2,491,170
2.00%, 03/01/2041		2,235,000	1,524,952
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038		4,701,975	3,638,046
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033		6,180,000	6,138,789
			13,792,957

Nebraska - 2.5%
Central Plains Energy Project
4.97% (SOFR + 2.18%), 05/01/2053		10,000,000	10,378,807
5.00%, 05/01/2053 (a)		7,670,000	8,156,774
Omaha Nebraska School District, 2.00%, 12/15/2039		8,010,000	5,981,128
Sarpy County Nebraska, 1.75%, 06/01/2036		2,710,000	2,125,895
			26,642,604

Nevada - 1.7%
Clark County Nevada, 2.10%, 06/01/2031		6,460,000	5,879,158
Henderson Nevada
2.00%, 06/01/2038		2,830,000	2,222,229
2.00%, 06/01/2039		1,585,000	1,209,236
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026		1,000,000	1,010,753
5.00%, 06/15/2028		2,280,000	2,305,388
Washoe County School District/NV, 2.25%, 06/01/2045		7,370,000	4,912,195
			17,538,959

New Jersey - 3.3%
New Jersey Transportation Trust Fund Authority
4.35%, 12/15/2037 (c)		5,050,000	3,148,554
4.89%, 12/15/2039 (c)		16,355,000	9,127,323
5.25%, 06/15/2041		8,750,000	9,568,773
5.00%, 06/15/2042		3,500,000	3,724,272
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046		5,500,000	5,509,336
West Windsor-Plainsboro Regional School District/NJ, 2.25%, 08/01/2033		4,570,000	4,142,181
			35,220,439

New Mexico - 1.3%
Farmington New Mexico, 1.80%, 04/01/2029		15,000,000	14,205,654

New York - 9.4%
Metropolitan Transportation Authority, 5.25%, 11/15/2031		11,540,000	11,576,526
Mount Vernon City School District, 3.00%, 08/15/2031		4,005,000	3,921,209
New York City New York, 5.00%, 08/01/2038		5,500,000	5,549,887
New York Convention Center Development Corp.
5.00%, 11/15/2028		8,000,000	8,019,045
5.00%, 11/15/2029		5,000,000	5,011,846
New York Liberty Development Corp., 3.13%, 09/15/2050		13,735,000	10,243,475
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036		1,745,000	1,768,348
4.65%, 10/01/2043		6,380,000	6,420,669
New York Transportation Development Corp.
5.00%, 07/01/2041		11,775,000	11,774,397
5.25%, 12/31/2054		6,700,000	6,830,704
Port Authority of New York & New Jersey, 4.00%, 09/01/2043		2,970,000	2,726,365
Suffolk County Water Authority, 3.25%, 06/01/2042		19,000,000	16,506,453
TSASC, Inc.
5.00%, 06/01/2030		7,960,000	8,178,644
5.00%, 06/01/2031		1,070,000	1,097,113
			99,624,681

North Carolina - 2.4%
Cary North Carolina
1.75%, 09/01/2037		6,250,000	4,718,096
1.75%, 09/01/2038		6,250,000	4,552,534
North Carolina State, 3.00%, 05/01/2032		16,820,000	16,756,732
			26,027,362

Ohio - 2.6%
American Municipal Power, Inc.
4.00%, 02/15/2037		5,510,000	5,550,293
4.00%, 02/15/2038		5,940,000	5,938,475
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037		10,325,000	10,116,930
Columbus Ohio, 3.00%, 08/15/2030		4,325,000	4,326,010
Warren County Ohio, 5.00%, 05/15/2044		2,000,000	1,988,387
			27,920,095

Oregon - 0.3%
Seaside School District No 10, 5.39%, 06/15/2040 (c)		6,825,000	3,432,528

Pennsylvania - 1.1%
Delaware Valley Regional Finance Authority, 3.29% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057		3,000,000	2,991,742
Lehigh County Pennsylvania, 3.99% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038		9,265,000	9,143,244
			12,134,986

Puerto Rico - 1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.67%, 07/01/2031 (c)		16,249,000	13,314,187

Rhode Island - 2.2%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035		23,310,000	23,322,559

South Carolina - 1.5%
South Carolina Public Service Authority, 5.00%, 12/01/2038		5,890,000	6,419,881
South Carolina State, 2.25%, 04/01/2029		9,680,000	9,468,971
			15,888,852

Tennessee - 1.9%
Knox Tennesee, 3.05%, 06/01/2035		4,905,000	4,687,358
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2040		1,250,000	1,255,212
Oak Ridge Tennessee, 2.00%, 06/01/2032		1,865,000	1,704,567
Rutherford Tennessee, 3.00%, 04/01/2036		5,355,000	5,034,296
Tennergy Corp., 5.00%, 10/01/2054 (a)		6,500,000	6,966,554
			19,647,987

Texas - 11.3%
Austin Texas, 7.88%, 09/01/2026		925,000	940,162
Clifton Higher Education Finance Corp., 5.00%, 02/15/2032		10,000,000	11,165,586
Dallas Fort Worth International Airport, 5.25%, 11/01/2041		9,000,000	9,649,667
Del Valle Independent School District
2.00%, 06/15/2038		10,135,000	7,902,268
2.00%, 06/15/2039		3,085,000	2,335,727
Fort Worth Texas, 2.00%, 03/01/2039		6,475,000	4,799,664
Frisco Texas
2.00%, 02/15/2039		1,710,000	1,292,785
2.00%, 02/15/2040		1,745,000	1,266,014
Joshua Texas Independent School District, 3.00%, 08/15/2035		3,105,000	2,998,059
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036		17,720,000	17,550,026
San Antonio Independent School District/TX, 3.00%, 08/15/2038		3,800,000	3,372,294
San Marcos Texas, 2.00%, 08/15/2039		4,265,000	3,116,673
State of Texas, 4.50%, 08/01/2045		5,900,000	5,939,598
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (a)		8,210,000	8,834,823
Texas Municipal Gas Acquisition and Supply Corp. II
3.44% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027		3,845,000	3,825,518
3.53% (3 mo. Term SOFR + 0.86%), 09/15/2027		12,840,000	12,839,375
3.75% (3 mo. Term SOFR + 1.05%), 09/15/2027		7,175,000	7,197,796
Texas Municipal Power Agency
3.00%, 09/01/2035		1,630,000	1,544,791
3.00%, 09/01/2038		3,985,000	3,527,471
3.00%, 09/01/2040		3,780,000	3,247,466
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041		5,035,000	4,159,342
Willis Texas Independent School District
2.00%, 02/15/2038		1,525,000	1,208,747
2.00%, 02/15/2039		1,500,000	1,153,368
			119,867,220

Multi-State - 0.4%
FHLMC Multifamily VRD Certificates
Series 1, 2.63%, 08/15/2051 (a)		1,909,734	1,897,625
Series 2, 2.63%, 08/15/2051 (a)		2,769,114	2,723,834
			4,621,459

Utah - 1.5%
Utah Housing Corp.
3.00%, 01/21/2052		4,919,968	4,273,216
4.50%, 06/21/2052		7,993,345	7,882,739
5.00%, 10/21/2052		4,145,589	4,222,356
			16,378,311

Vermont - 0.7%
Vermont Student Assistance Corp., 5.43% (30 day avg SOFR US + 1.00%), 06/02/2042		7,414,647	7,406,123

Virginia - 1.2%
Henrico County Virginia Economic Development Authority, 5.76%, 08/23/2027 (a)		800,000	800,000
Newport News Economic Development Authority, 5.00%, 12/01/2038		4,220,000	4,223,264
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031		3,375,000	3,382,872
Suffolk Virginia
1.88%, 02/01/2038		1,645,000	1,232,668
1.88%, 02/01/2040		1,385,000	960,707
Virginia Small Business Financing Authority, 4.00%, 12/01/2036		2,560,000	2,541,434
			13,140,945

West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029		4,505,000	4,223,780

Wisconsin - 7.8%
Neenah Joint School District, 2.00%, 03/01/2034		5,590,000	4,816,332
Oak Creek-Franklin Joint School District, 3.15%, 04/01/2028		5,140,000	5,141,246
Public Finance Authority
4.00%, 01/01/2055 (a)(b)		10,000,000	10,096,702
4.75%, 08/01/2059 (a)(b)		10,000,000	9,972,551
6.50%, 06/30/2060		10,000,000	10,972,560
Series 2024-1, 4.00%, 08/01/2059 (a)		13,485,105	13,532,567
Series 2024-2, 4.00%, 08/01/2059 (a)		21,932,205	22,045,092
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (a)		6,000,000	6,093,345
			82,670,395
TOTAL MUNICIPAL BONDS (Cost $1,041,199,669)			1,059,221,230

SHORT-TERM INVESTMENTS - 2.3%		Shares	Value
Money Market Funds - 2.3%
First American Government Obligations Fund - Class Z, 4.01%(d)		24,850,441	24,850,441
TOTAL SHORT-TERM INVESTMENTS (Cost $24,850,441)			24,850,441

TOTAL INVESTMENTS - 101.9% (Cost $1,066,050,110)			1,084,071,671
Floating Rate Note Obligations - (0.6)%
Note with interest and fee rate of 3.54% as of the date of this report and contractual maturity of collateral of 01/01/2044 (f)			(6,000,000)
Liabilities in Excess of Other Assets - (1.3)%			(14,102,602)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,063,969,069
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(e)	Underlying security related to Tender Option Bond ("TOB") transaction entered into by the Fund.
(f)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $9,196,397 are held by TOB Trusts and serve as collateral for the $6,000,000 in the floating rate note obligations outstanding at that date.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Tax-Exempt Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,059,221,230	$–	$1,059,221,230
Money Market Funds	24,850,441	–	–	24,850,441
Total Investments	$24,850,441	$1,059,221,230	$–	$1,084,071,671

Refer to the Schedule of Investments for further disaggregation of investment categories.